Operating Segments (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Operating Segments [Abstract]
Summary of Segment Revenues, Results or Assets by Geographical Location
Geographical Segments Geographical location	Segment Revenues from External Customers		Segment Results		Carrying Amount of Segment Assets
	Jun 2018	Jun 2017	Jun 2018	Jun 2017	Jun 2018	Jun 2017
	$’000	$’000	$’000	$’000	$’000	$’000
Australia	378	333	(11,733)	(5,835)	19,639	21,580
United States of America	—	—	93	145	1,700	1,086
	378	333	(11,640)	(5,690)	21,339	22,666